Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
7.	Income Taxes

The company had federal and state net operating loss carryforwards of approximately $23 million at March 31, 2014 expiring in varying amounts from 2021 and through 2034.

The company has deferred tax assets of approximately $8.5 million relating to these net operating loss carryforwards and deferred compensation plans at March 31, 2014 and 2013. Federal net operating loss carryforwards are subject to limitations as a result of the change in ownership (see Note 1). State net operating loss carryforwards are subject to limitations which differ from federal law in that they may not allow the carryback of net operating losses, and have shorter carryforward periods. Due to the uncertainty with respect to the realization of these deferred tax assets the company recorded a valuation allowance for the entire amount. The difference between the tax benefit at the statutory rate and the effective tax rate is attributable to a full valuation allowance placed upon the deferred tax asset.

7.	Income Taxes

The company had Federal and State net operating loss carryforwards of approximately $23 million at March 31, 2014 and 2013 expiring in varying amounts from 2021 and through 2034.

The company has deferred tax assets of approximately $8.5 million relating to its net operating loss carryforwards and deferred compensation plans at March 31, 2014 and 2013. Federal net operating loss carryforwards are subject to limitations as a result of the change in ownership as disclosed in Note 12. State net operating loss carryforwards are subject to limitations which differ from Federal law in that they may not allow the carryback of net operating losses, and have shorter carryforward periods. Due to the uncertainty with respect to the realization of these deferred tax assets, the company recorded a valuation allowance for the entire amount. The difference between the tax benefit at the statutory rate and the effective tax rate is attributable to a full valuation allowance placed upon the deferred tax asset.